Segment Information (Primary segment) (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
Schedule of revenue by segment
Following is the reconciliation between the adjusted profit and the statutory profit corresponding to the first six months ended 30 June 2020 and 2019:

	Million euros
	Revenue from ordinary activities		Profit		Profit before taxes
Segment	30-06-2020	30-06-2019	30-06-2020	30-06-2019	30-06-2020	30-06-2019
Europe	13,912	16,190	1,075	2,354	1,748	3,549
North America	8,293	8,768	617	889	883	1,594
South America	12,893	14,420	1,383	1,961	2,465	3,661
Santander Global Platform	95	61	(41)	(51)	(67)	(70)
Corporate Centre	175	(101)	(1,126)	(1,108)	(1,188)	(1,155)
Underlying Profit	35,368	39,338	1,908	4,045	3,841	7,579
Adjustments	—	—	(12,706)	(814)	(10,251)	(1,048)
Statutory Profit	35,368	39,338	(10,798)	3,231	(6,410)	6,531